Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and Contingencies.
Schedule of noncancellable operating leases for district, corporate and other operating locations with annual rental commitments

(in thousands)
2018	$9,501
2019	8,781
2020	7,402
2021	5,487
2022	3,696
Thereafter	3,697
$38,564